Taxes	6 Months Ended
Apr. 30, 2026
Taxes [Abstract]
TAXES

Note 10 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman

Caravelle is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

BVI

SGEX is incorporated in the British Virgin Islands (“BVI”) as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Samoa

Topsheen Shipping Group Corporation was incorporated in Samoa. There is no income tax for income sourced or earned outside Samoa. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to Samoa tax as all income was earned outside of Samoa.  If the Company had any income sourced in Samoa, it would be taxed at 27%.

Singapore

Under Singapore tax laws, subsidiaries in Singapore are subject to statutory income tax rate at 17.0% if revenue is generated in Singapore and there are no withholding taxes in Singapore on remittance of dividends.

Topsheen Companies participates under the Maritime Sector Incentive-Approved International Shipping Enterprise (MSI-AIS) award in Singapore. All qualified shipping income derived from the shipping activity of Topsheen Companies is exempt from taxation for the duration of MSI-AIS approval. The MSI-AIS approval was received in November 2015 for a period of ten years and extended for another ten years in November 2025. The impact of the tax exemption noted above decreased taxes by $nil for the six months ended April 30, 2026 and 2025. The benefit of the tax exemption on net income (loss) per share (basic and diluted) were $nil per share for the six months ended April 30, 2026 and 2025. As the Company’s revenue are 100% generated from exempt income, the Company’s net operating loss is not eligible to carried forward for further taxable profit offset. No deferred tax assets were recognized as of April 30, 2026 and October 31, 2025.

United States

Pursuant to the U.S. Internal Revenue Code (the “Code”), U.S.-source income from the international operation of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

i)	The components of the Group’s income tax provision are as follows:

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Current	$-	$1,280
Deferred	-	-
Total	$-	$1,280
ii)	The following table summarizes the Group’s deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	April 30, 2026	October 31, 2025
Deferred tax liability:
Depreciation for tangible assets	$-	$-
Total	$-	$-

The Group’s loss before income taxes consisted of:

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Non-Singapore	$(5,804,776)	$(14,394,078)
Singapore	2,282,683	1,989,574
Total	$(3,522,093)	$(12,404,504)

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the six months ended April 30, 2026 and 2025.

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Singapore Statutory income tax rate	17.0%	17.0%
Differential of local statutory tax rate	(28.0)%	(19.7)%
Effect of preferential tax rate	12.5%	2.9%
Non-deductible items and others *	(1.5)%	(0.2)%
Effective tax rate	-%	-%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

(b)	Taxes payable

Taxes payable consist of the following:

	April 30, 2026	October 31, 2025

Income tax payable	$9,075	$9,213
Total taxes payable	$9,075	$9,213